John Hancock Equity Funds
    Supplement to the Prospectus dated March 1, 2005 as revised July 1, 2005

                            John Hancock Sector Funds
    Supplement to the Prospectus dated March 1, 2005 as revised July 1, 2005

                           John Hancock Small Cap Fund
    Supplement to the Prospectus dated March 1, 2005 as revised July 1, 2005

                      John Hancock Technology Leaders Fund
                Supplement to the Prospectus dated June 20, 2005



Under the heading "BUYING SHARES," the "By wire" instruction section has been changed to the following:

By wire
----------------------------------------------------------------------------------------------------------------------------------
              Opening an account                                  Adding to an account
----------------------------------------------------------------------------------------------------------------------------------
o Deliver your completed application                            o Obtain wiring instructions by
  to your financial representative,                               calling Signature Services.
  or mail it to Signature Services.

o Obtain your account number by calling                         o Instruct your bank to wire the amount
  your financial representative or                                of your investment.
  Signature Services.

o Obtain wiring instructions by                                 Specify the fund name, your choice of
  calling Signature Services.                                   share class, your account number and
                                                                name(s) in which the account is
o Instruct your bank to wire the amount                         registered. Your bank may charge a
  of your investment.                                           fee to wire funds.


Specify the fund name, your choice of
share class, the new account number and
name(s) in which the account is registered.
Your bank may charge a fee to wire funds.







December 2, 2005


MF0PS 12/05